Summary of Significant Accounting Policies - Schedule of Open Tax Years and Jurisdictions (Details)	12 Months Ended
Dec. 31, 2014
U.S. Federal [Member]
Open tax years	2011-2014
State Of Hawaii [Member]
Open tax years	2011-2014
State Of California [Member]
Open tax years	2011-2014